Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended		12 Months Ended
	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024
Subsequent Events [Line Items]
Reserve contingent consideration liability (in Dollars)			$ 3.1
Subsequent Event [Member] | Public Warrants [Member]
Subsequent Events [Line Items]
Exercised warrants	24,022	24,022
Issuance of common stock	24,022
Subsequent Event [Member] | Warrant [Member]
Subsequent Events [Line Items]
Exercises generated (in Dollars)	$ 0.3	$ 0.3
Class A Common Stock [Member] | Public Warrants [Member]
Subsequent Events [Line Items]
Exercise price per share (in Dollars per share)			$ 11.5
Class A Common Stock [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Issuance of common stock		24,022
Exercise price per share (in Dollars per share)	$ 11.5	$ 11.5